Provisions for Liabilities - Summary of Provisions for Liabilities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance		€ 1,087		€ 1,064
Increase Decrease in Provisions due to effect of adopting IFRS 16		(1)
Translation adjustment		17		10
Arising on acquisition		6		84
Provided during year		292		228
Utilised during year		(183)		(160)
Disposed during year				(3)
Reversed unused		(81)		(157)
Discount unwinding		22		21
Ending balance		1,159		1,087		€ 1,064
Non-current liabilities		760		719		693
Current liabilities		399		368		371
Environment and Remediation [member]
Disclosure of other provisions [line items]
Beginning balance	[1]	484		441
Increase Decrease in Provisions due to effect of adopting IFRS 16	[2]
Translation adjustment	[1]	13
Arising on acquisition	[1]	6		75
Provided during year	[1]	41		28
Utilised during year	[1]	(26)		(26)
Disposed during year	[1]			(2)
Reversed unused	[1]	(8)		(43)
Discount unwinding	[1]	11		11
Ending balance	[1]	521		484		441
Insurance [member]
Disclosure of other provisions [line items]
Beginning balance	[2]	279		292
Increase Decrease in Provisions due to effect of adopting IFRS 16	[1]
Translation adjustment	[2]	5		10
Arising on acquisition	[2]			7
Provided during year	[2]	114		95
Utilised during year	[2]	(88)		(71)
Disposed during year	[2]
Reversed unused	[2]	(24)		(61)
Discount unwinding	[2]	8		7
Ending balance	[2]	294		279		292
Rationalisation and Redundancy [member]
Disclosure of other provisions [line items]
Beginning balance	[3]	23		25
Increase Decrease in Provisions due to effect of adopting IFRS 16	[3]
Translation adjustment	[3]
Arising on acquisition	[3]
Provided during year		29	[3]	30	[3]	32
Utilised during year	[3]	(35)		(31)
Disposed during year	[3]
Reversed unused	[3]	(3)		(1)
Discount unwinding	[3]
Ending balance	[3]	14		23		25
Other Provision [member]
Disclosure of other provisions [line items]
Beginning balance	[4]	301		306
Increase Decrease in Provisions due to effect of adopting IFRS 16	[4]	(1)
Translation adjustment	[4]	(1)
Arising on acquisition	[4]			2
Provided during year	[4]	108		75
Utilised during year	[4]	(34)		(32)
Disposed during year	[4]			(1)
Reversed unused	[4]	(46)		(52)
Discount unwinding	[4]	3		3
Ending balance	[4]	€ 330		€ 301		€ 306

[1]	This provision comprises obligations governing site remediation, restoration and environmental works to be incurred in compliance with either local or national environmental regulations together with constructive obligations stemming from established best practice. Whilst a significant element of the total provision will reverse in the medium-term (two to ten years), those legal and constructive obligations applicable to long-lived assets (principally mineral-bearing land) will unwind over a 30-year timeframe. In discounting the related obligations, expected future cash outflows have been determined with due regard to extraction status and anticipated remaining life.
[2]	This provision relates to obligations arising under the self-insurance components of the Group’s insurance arrangements which comprise employers’ liability (workers’ compensation in the US), public and products liability (general liability in the US), automobile liability, property damage, business interruption and various other insurances; a substantial proportion of the total provision pertains to claims which are classified as “incurred but not reported”. Due to the extended timeframe associated with many of the insurances, a significant proportion of the total provision is subject to periodic actuarial valuation. The projected cash flows underlying the discounting process are established through the application of actuarial triangulations, which are extrapolated from historical claims experience. The triangulations applied in the discounting process indicate that the Group’s insurance provisions have an average life of five years (2018: five years).
[3]	These provisions relate to irrevocable commitments under various rationalisation and redundancy programmes, none of which are individually material to the Group. In 2019, €29 million (2018: €30 million; 2017: €32 million) was provided in respect of rationalisation and redundancy activities as a consequence of undertaking various cost reduction initiatives across all operations. These initiatives included removing excess capacity from manufacturing and distribution networks and scaling operations to match market supply; back office rationalisation; and the consolidation of certain regional support functions into central and more coordinated hubs. The Group expects that these provisions will primarily be utilised within one to two years of the balance sheet date (2018: one to two years).
[4]	Other provisions primarily relate to legal claims, onerous contracts, guarantees and warranties and employee related provisions. The Group expects the majority of these provisions will be utilised within two to five years of the balance sheet date (2018: two to five years); however due to the nature of the legal provisions there is a level of uncertainty in the timing of settlement as the Group generally cannot determine the extent and duration of the legal process.